CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Restricted cash of the Consolidated VIEs that can only be used to settle the obligations	$ 2,216,733	$ 1,655,171
Accounts receivable, allowance for credit losses	3,354	5,089
Prepaid expenses and other assets	1,979,004	1,661,373
Loans receivable, allowance for credit losses	812,760	443,555
Loans receivable, net of allowance for credit losses	7,405,741	4,052,215
Non-current assets
Prepaid expenses and other assets	185,643	138,839
Loans receivable, allowance for credit losses	29,212	5,780
Current liabilities
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	467,807	350,021
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	3,156,750	2,380,371
Escrow payables and advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	3,096,764	2,498,094
Borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	283,181	130,615
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	368,115	300,274
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	1,967,678	1,405,785
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	218,785	115,419
Non-current liabilities
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	108,300	71,678
Borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	510,396	249,474
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	1,118,682	803,502
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	129,513	109,895
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	39,510	408
Related Party [Member]
Current liabilities
Amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	273,149	255,896
VIEs [Member]
Current assets
Restricted cash of the Consolidated VIEs that can only be used to settle the obligations	111,623	43,127
Prepaid expenses and other assets	603	37
Loans receivable, net of allowance for credit losses	952,522	426,995
Non-current assets
Prepaid expenses and other assets	0	1,562
Current liabilities
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	4,904	4,768
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	250,743	144,286
Escrow payables and advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	25,030	18,487
Borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	166,271	50,000
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	15,124	10,544
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	270,130	196,369
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	3,895	2,773
Non-current liabilities
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	10,641	9,515
Borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	510,396	249,474
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	85,866	51,542
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	17,736	12,226
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	90	0
VIEs [Member] | Related Party [Member]
Current liabilities
Amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	$ 70	$ 6
Class A Ordinary Shares [Member]
Shareholders' equity
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	14,800,000,000	14,800,000,000
Ordinary shares, issued (in shares)	566,452,058	545,345,184
Ordinary shares, outstanding (in shares)	565,506,375	543,584,213
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	200,000,000	200,000,000
Ordinary shares, issued (in shares)	45,527,793	45,527,793
Ordinary shares, outstanding (in shares)	45,527,793	45,527,793